SUNAMERICA SERIES TRUST
Supplement to the Prospectus dated May 1, 2009
Effective June 15, 2009, in the section titled “MANAGEMENT,” under the heading “Information about the Investment Adviser and Manager,” the portfolio management disclosure for SunAmerica Asset Management Corp. (“SAAMCo”) with respect to the Aggressive Growth Portfolio is deleted in its entirety and replaced with the following disclosure:
“The Aggressive Growth Portfolio is managed by Jay Rushin. Mr. Rushin joined SAAMCo in December 2005 and is currently a Senior Vice President and Portfolio Manager. Mr. Rushin has over twelve years experience in the investment industry, focusing the past ten years on the small-cap and mid-cap growth segments of the market. Prior to joining SAAMCo, he was a lead Portfolio Manager at AIM Management Group, where he was responsible for a small-cap and mid-cap growth team, and its respective portfolios from 1998 to 2005.”
Dated: June 16, 2009
Versions: Class 1 Version D; and Version (AG Life)

SUNAMERICA SERIES TRUST
Supplement to the Prospectus dated May 1, 2009
Effective June 15, 2009, in the section titled “MANAGEMENT,” under the heading “Information about the Investment Adviser and Manager,” the portfolio management disclosure for SunAmerica Asset Management Corp. (“SAAMCo”) with respect to the Aggressive Growth Portfolio is deleted in its entirety and replaced with the following disclosure:
“The Aggressive Growth Portfolio is managed by Jay Rushin. Mr. Rushin joined SAAMCo in December 2005 and is currently a Senior Vice President and Portfolio Manager. Mr. Rushin has over twelve years experience in the investment industry, focusing the past ten years on the small-cap and mid-cap growth segments of the market. Prior to joining SAAMCo, he was a lead Portfolio Manager at AIM Management Group, where he was responsible for a small-cap and mid-cap growth team, and its respective portfolios from 1998 to 2005.”
Effective May 19, 2009, in the section titled “MANAGEMENT,” under the heading “Information about the Subadvisers,” the portfolio management disclosure for OppenheimerFunds, Inc. (“OppenheimerFunds”) with respect to the Equity Opportunities Portfolio is deleted in its entirety and replaced with the following disclosure:
“The Equity Opportunities Portfolio is co-managed by Manind Govil, CFA, and Anthony W. Gennaro, Jr., CPA, CFA. Mr. Govil has been a Senior Vice President and a portfolio manager at OppenheimerFunds since May 2009. Prior to joining OppenheimerFunds, Mr. Govil was a portfolio manager with RS Investment Management Co. LLC from 2006 until 2009. He served as the head of equity investments at the Guardian Life Insurance Company of America from 2005 to 2006 when Guardian Life Insurance Company acquired an interest in RS Investment Management Co. LLC. He served as the lead portfolio manager — large cap blend/core equity, co-head of equities and head of equity research from 2001 to 2005 at Mercantile Capital Advisers, Inc. Mr. Gennaro has been a Vice President and portfolio manager of OppenheimerFunds since May 2009. Prior to joining the OppenheimerFunds, Mr. Gennaro was a sector manager for media, internet and telecom and a co-portfolio manager for mid-cap portfolios with the RS Core Equity Team of RS Investment Management Co. LLC from 2006 to 2009. He served as sector manager for media, internet and telecom services at The Guardian Life Insurance Company of America from August 2006 to October 2006 when Guardian Life Insurance acquired an interest in RS Investment Management Co. LLC. He was a financial analyst covering media and internet stocks at Principal Global Investors from 1999 to 2006.”
Dated: June 16, 2009
Versions: Class 1 Version A; Class 1 Version B; Class 1 & 3 Version C1; Combined Version 1; and Combined Master

SUNAMERICA SERIES TRUST
Supplement to the Statement of Additional Information
Dated May 1, 2009
Under the heading PORTFOLIO MANAGERS, under the section Other Accounts, in regard to SunAmerica Asset Management Corp. (“SAAMCo”) reference to Sandra Salas is deleted in its entirety and in regard to OppenheimerFunds, Inc. (“OppenheimerFunds”) reference to Mark Zavenelli and Marc Reinganum is deleted in its entirety. The chart should be supplemented with the following:

		Other Accounts
		(As of January 31, 2009)
		Registered Investment		Pooled Investment
		Companies		Vehicles		Other Accounts
Advisers/			Assets		Total Assets		Total Assets
Subadviser	Portfolio Managers	No. of Accounts	(in $ millions)	No. of Accounts	(in $millions)	No. of Accounts	(in $millions)

SAAMCo	Rushin, Jay*	4	129.5	—	—	—	—

OppenheimerFunds	Gennaro, Anthony**	2	1,743	—	—	1	256
	Govil, Manind**	9	10,285	1	26,368	1	256

*	The other account information is as of May 31, 2009.

**	The other account information is as of May 19, 2009.
Dated: June 16, 2009